RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Maius Pharmaceutical Co. Ltd [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF SIGNIFICANT RELATED PARTY TRANSACTIONS

The following are the significant related party transactions unaudited for the six months ended March 31, 2025, and 2024.

	Description	2025	2024
Xingwei Xue	Loan	$(3,686)	$278,781
Mingfeng Shi	Loan	290	-
Lili Zhang	Reimbursement	(4)	-
Xinrong Yang	Loan	21,204	-
Yu Xi	Loan	70,598	-
ELITE RAINBOW LIMITED	Loan	278,860	240,259
Maius Pharmaceutical Group Co., Ltd.	Borrowing	34,483	-
Chelsea Mer Sub 1	Borrowing	7,294	-
Chelsea Mer Sub 2	Borrowing	7,294	-
SHIMF INVESTMENT LIMITED	Borrowing	508	1,753
GZY GROUP LIMITED	Borrowing	508	1,753
STAR SPARKLING LIMITED	Borrowing	508	1,753

The following are the significant related party transactions for the years ended September 30, 2024 and 2023.

	Description	2024	2023
Xingwei Xue	Loan	$282,672	$(3,390)
Mingfeng Shi	Loan	(299)	(1,688)
Lili Zhang	Loan	-	(665)
Xinrong Yang	Loan	-	169,962
ELITE RAINBOW LIMITED	Loan	280,571	855,524
Mingfeng Shi	Borrow	(7,024)	-
SHIMF INVESTMENT LIMITED	Borrow	3,783	-
GZY GROUP LIMITED	Borrow	3,783	-
STAR SPARKLING LIMITED	Borrow	3,783	-